COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 7 – COMMITMENTS AND CONTINGENCIES

Legal Matters

On March 12, 2012, GenSpera instituted a declaratory judgment action against Annastasiah Mhaka (“Mhaka”) in the United States District Court for the District of Maryland: GenSpera, Inc. v. Mhaka, Civil Action No. MJG-12-772 (D. Md.). In that complaint, GenSpera, as the licensee of the inventions described and claimed in the U.S. Patent No. 7,468,354 (“the ‘354 patent”) and U.S. Patent No. 7,767,648 (“the ‘648 patent”), sought a declaratory judgment that Mhaka (a former doctoral student at Johns Hopkins University) should not be added to either the ‘354 patent or the ‘648 patent as an inventor. On April 2, 2012, Mhaka filed and served her answer and counterclaim, in which she sought to be added as an inventor to the ‘354 patent and the ‘648 patent pursuant to 35 U.S.C. sec. 256. Between April 26, 2012 and October 1, 2012, the parties conducted fact discovery. Between October 1, 2012 and December 1, 2012, the parties conducted limited expert discovery. On November 1, 2012, Mhaka filed a separate complaint in the State Circuit Court for Baltimore County, Maryland, naming GenSpera as a defendant along with Dr. Samuel Denmeade and Dr. John Isaacs (the named inventors on the ‘354 patent and the ‘648 patent). In the complaint, Mhaka alleged that the defendants are liable under various state law tort theories for the same alleged conduct that formed the basis for her prior inventorship claim. In her prayer for relief, Mhaka sought unspecified damages from the defendants but did not seek to alter the inventorship or ownership of the ‘354 patent or ‘648 patent. On November 8, 2012, the defendants removed this second action to the United States District Court for the District of Maryland, and on November 16, 2012, the defendants moved to dismiss all claims in the complaint, asserting (among other things) that the claims were preempted by federal patent law.

On January 24, 2013, the Court heard GenSpera’s motion for summary judgment in the original case and the defendants’ motion to dismiss in the second case. On May 1, 2013, the Court granted GenSpera’s motion for summary judgment in the original case. In its order, the Court stated that it would proceed to issue a declaratory judgment establishing that Mhaka should not be added to the two patents at issue as an additional inventor pursuant to 35 U.S.C. § 256. Reserving any ruling on the issue of whether Mhaka’s state law tort claims are preempted by federal patent law, the Court denied defendants’ motion to dismiss Mhaka’s complaint and directed Mhaka to re-file her claims as counterclaims in the original action. On May 14, 2013, Mhaka filed an amended answer and counterclaims in the consolidated action, re-pleading her tort claims as counterclaims. On June 3, 2013, GenSpera (along with Drs. Denmeade and Isaacs) filed a reply to the counterclaims, denying their allegations and raising a number of affirmative defenses. Fact discovery was completed on December 13, 2013, and expert discovery was completed on March 28, 2014. On January 2, 2014, Drs. Isaacs and Denmeade moved for summary judgment on the grounds that Mhaka’s claims are barred by the applicable statute of limitations, and GenSpera joined in the motion. The briefing on that motion is now complete. GenSpera filed a separate motion for summary judgment on May 6, 2014. Mhaka’s opposition to that motion was filed on May 28, 2014. GenSpera’s reply brief in support of the motion was filed on June 16, 2014. GenSpera’s summary judgment motions are now fully briefed. Further scheduling, as appropriate, is to be set after resolution of summary judgment motions.

NOTE 8 – COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company leases its corporate offices under an operating lease that expires on October 14, 2015.  Rent expense for office space amounted to approximately $55,000 and $26,000 for the years ended December 31, 2013 and 2012, respectively. The following table summarizes future minimum lease payments as of December 31, 2013 (in thousands):

2014	$56
2015	45
Thereafter	–
Total minimum lease payments	$101

Employment Agreements

We employ our Chief Executive Officer and Chief Operating Officer pursuant to written employment agreements. The employment agreements contain severance provisions and indemnification clauses.  The indemnification agreement provides for the indemnification and defense of the executive officers, in the event of litigation, to the fullest extent permitted by law. As part of the agreements, the executives potentially shall be entitled to the following (in thousands):

	Chief	Chief
	Executive	Operating
	Officer	Officer
Terminated without cause	$1,727	$909
Terminated, change of control without good reason	1,727	—
Terminated for cause, death, disability and by executive without good reason	363	309

Legal Matters

On March 12, 2012, GenSpera instituted a declaratory judgment action against Annastasiah Mhaka (“Mhaka”) in the United States District Court for the District of Maryland: GenSpera, Inc. v. Mhaka, Civil Action No. MJG-12-772 (D. Md.). In that complaint, GenSpera, as the licensee of the inventions described and claimed in the U.S. Patent No. 7,468,354 (“the ‘354 patent”) and U.S. Patent No. 7,767,648 (“the ‘648 patent”), sought a declaratory judgment that Mhaka (a former doctoral student at Johns Hopkins University) should not be added to either the ‘354 patent or the ‘648 patent as an inventor.   On April 2, 2012, Mhaka filed and served her answer and counterclaim, in which she sought to be added as an inventor to the ‘354 patent and the ‘648 patent pursuant to 35 U.S.C. sec. 256. Between April 26, 2012 and October 1, 2012, the parties conducted fact discovery. Between October 1, 2012 and December 1, 2012, the parties conducted limited expert discovery. On November 1, 2012, Mhaka filed a separate complaint in the State Circuit Court for Baltimore County, Maryland, naming GenSpera as a defendant along with Dr. Samuel Denmeade and Dr. John Isaacs (the named inventors on the ‘354 patent and the ‘648 patent). In the complaint, Mhaka alleged that the defendants are liable under various state law tort theories for the same alleged conduct that formed the basis for her prior inventorship claim. In her prayer for relief, Mhaka sought unspecified damages from the defendants but did not seek to alter the inventorship or ownership of the ‘354 patent or ‘648 patent. On November 8, 2012, the defendants removed this second action to the United States District Court for the District of Maryland, and on November 16, 2012, the defendants moved to dismiss all claims in the complaint, asserting (among other things) that the claims were preempted by federal patent law.

On January 24, 2013, the Court heard GenSpera’s motion for summary judgment in the original case and the defendants’ motion to dismiss in the second case. On May 1, 2013, the Court granted GenSpera’s motion for summary judgment in the original case. In its order, the Court stated that it would proceed to issue a declaratory judgment establishing that Mhaka should not be added to the two patents at issue as an additional inventor pursuant to 35 U.S.C. § 256. Reserving any ruling on the issue of whether Mhaka’s state law tort claims are preempted by federal patent law, the Court denied defendants’ motion to dismiss Mhaka’s complaint and directed Mhaka to re-file her claims as counterclaims in the original action.  On May 14, 2013, Mhaka filed an amended answer and counterclaims in the consolidated action, re-pleading her tort claims as counterclaims. On June 3, 2013, GenSpera (along with Drs. Denmeade and Isaacs) filed a reply to the counterclaims, denying their allegations and raising a number of affirmative defenses. Fact discovery was completed on December 13, 2013, and expert discovery is to be completed by February 28, 2014.  On January 2, 2014, Drs. Isaacs and Denmeade moved for summary judgment on the grounds that Mhaka’s claims are barred by the applicable statute of limitations, and GenSpera joined in the motion. The briefing on that motion is now complete.  Any remaining motions for summary judgment are to be filed by April 15, 2014. Further scheduling, as appropriate, is to be set after resolution of summary judgment motions.